Bank Loans and issuance of Debt Securities - Additional Information (Detail) - MXN ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 27, 2019	Feb. 20, 2015
Disclosure of detailed information about borrowings [Line Items]
Issuance of debt securities	$ 36,903,722,000	$ 31,255,588,000	$ 26,457,588,000
Restriction in sale or transfer of assets maximum	$ 1,000,000
Unsecured Debt GAP-19 [Member]
Disclosure of detailed information about borrowings [Line Items]
Issuance of debt securities				$ 3,000,000,000
Maturity date	Mar. 22, 2024
Unsecured Debt GAP-15 [Member]
Disclosure of detailed information about borrowings [Line Items]
Issuance of debt securities					$ 1,500,000,000
Maturity date	Feb. 07, 2025